Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (18,782,000)	$ (15,918,000)	$ (46,807,000)	$ (20,934,000)	$ (21,910,000)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation of property and equipment	1,434,000	1,335,000	2,736,000	2,441,000	1,233,000
Amortization of line of credit issuance costs	118,000	98,000	194,000	128,000	11,000
Amortization of premium on investments	51,000	0
Amortization of acquired intangible assets	713,000	771,000	1,532,000	1,545,000	121,000
Amortization of deferred commissions	3,414,000	2,126,000	4,812,000	2,795,000	1,358,000
Amortization of right-of-use operating lease asset	687,000	587,000	1,056,000
Stock-based compensation expense	6,003,000	5,298,000	25,333,000	53,000	473,000
Provision for accounts receivable allowances	1,340,000	685,000	2,208,000	793,000	86,000
Changes in operating assets and liabilities
Accounts receivable	(4,330,000)	643,000	(2,756,000)	(4,940,000)	(2,514,000)
Prepaid expenses and other current assets	807,000	(876,000)	(2,657,000)	(1,242,000)	(599,000)
Deferred commissions	(5,417,000)	(2,748,000)	(8,170,000)	(6,964,000)	(3,063,000)
Accounts payable and accrued expenses	942,000	(660,000)	1,430,000	1,761,000	3,875,000
Deferred revenue	5,690,000	2,848,000	8,235,000	7,162,000	5,404,000
Lease liabilities	(1,215,000)	(629,000)	(1,560,000)	0	0
Deferred rent				164,000	1,180,000
Net cash (used in) operating activities	(8,545,000)	(6,440,000)	(14,414,000)	(17,238,000)	(14,345,000)
Cash flows from investing activities
Purchases of property and equipment	(808,000)	(375,000)	(760,000)	(2,097,000)	(673,000)
Acquisition of businesses, net of cash acquired			0	0	(11,843,000)
Purchases of marketable securities	(49,722,000)	0
Net cash (used in) investing activities	(50,530,000)	(375,000)	(760,000)	(2,097,000)	(12,516,000)
Cash flows from financing activities
Proceeds from underwriters' purchase of over-allotment shares, related to the Company's initial public offering, net of underwriters’ discounts and commissions	9,954,000	0	139,500,000	0	0
Proceeds from line of credit			0	11,000,000	3,000,000
Repayments of line of credit			0	(14,000,000)	0
Proceeds from Issuance of Convertible Preferred Stock			0	40,305,000	0
Payments for line of credit issuance costs	(126,000)	(47,000)	(148,000)	(163,000)	(116,000)
Proceeds from exercise of stock options	280,000	45,000	92,000	106,000	143,000
Employee taxes paid related to the net share settlement of stock-based awards	(6,335,000)	0	(9,923,000)	0	0
Payments of deferred offering costs	(216,000)	(529,000)	(5,227,000)	0	0
Net cash provided by (used in) financing activities	3,557,000	(531,000)	124,294,000	37,248,000	3,027,000
Net increase (decrease) in cash and cash equivalents	(55,518,000)	(7,346,000)	109,120,000	17,913,000	(23,834,000)
Cash and cash equivalents
Beginning of period	135,310,000	26,190,000	26,190,000	8,277,000	32,111,000
End of period	79,792,000	18,844,000	135,310,000	26,190,000	8,277,000
Supplemental noncash disclosures
Cash paid for interest			76,000	489,000	81,000
Cash paid for income taxes			22,000	0	0
Operating lease liability arising from operating ROU asset obtained	5,417,000	0
Property and equipment acquired under lease incentives	101,000	0	0	927,000	5,394,000
Noncash exercise of stock warrants	140,000	0
Deferred offering costs, accrued but not yet paid	0	1,236,000	$ 573,000	$ 0	$ 0
Employee taxes related to the net share settlement of stock-based awards, accrued but not yet paid	0	2,345,000
Balance of property and equipment in accounts payable	$ 551,000	$ 0